Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect		45,064	15,785	45,064	15,785
Series A Cumulative Convertible Preferred Stock [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect	[1]	3,402	2,658	3,402	2,658
Series A Warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect		3,206	3,000	3,206	3,000
Earnout Shares [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect		10,100		10,100
Investor Warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect		18,365		18,365
USARE LLC Class B Convertible Warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect			1,699		1,699
USARE LLC Class C Convertible Warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect			393		393
Common Stock Warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect		9,991		9,991
Incentive Units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect			8,035		8,035

[1]	Represents the amount of potential common shares, if converted at each reported date.